Convertible Notes and Derivative Liability and Warrants (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 16, 2025	Feb. 28, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note			$ 5,200,000	$ 5,800,000
Convertible promissory note discount percentage			7.00%	7.00%
Percentage of beneficiary cap			9.90%	9.90%
Converted ordinary shares (in Shares)			205,852
Reverse stock split (in Shares)		125,000		35,105
Interest expense				$ 765,177
Percentage of conversion exceeds			9.99%	9.99%
Percentage of exercise warrants			9.99%	9.99%
Series A Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)			1,292,306	6,174,690
Series B Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)				180,722
Series C Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)			609,554	3,253,012
Common Class A [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)			$ 1.76	$ 0.913
Free Standing Instruments Warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)				0.001
Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)				$ 0.924
Convertible Note [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Carrying amount of the convertible notes			$ 16.96	$ 16.96
Unsecured Promissory Notes [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance				500,000
Convertible Debt [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note			$ 4,600,000	$ 2,650,000
Subsequent Event [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note	$ 2,000,000
Convertible promissory note discount percentage	7.00%
Reverse stock split (in Shares)		12,500
Interest rate	14.75%
Maturity date	Jan. 16, 2030
Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)			360,965	7,020,975
Convertible Promissory Note was Converted into Ordinary Shares [Member] | Convertible Debt [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)				7,021